NET LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
NET LOSS PER SHARE	NET LOSS PER SHARE For periods in which the Company reports a net loss attributable to common stockholders, potentially dilutive securities have been excluded from the computation of diluted net loss per share as their effects would be anti-dilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders because including them would have had an anti-dilutive effect:

	Nine Months Ended September 30,
	2021	2020
Convertible preferred stock (as converted to common stock)	64,472,667	44,693,053
Outstanding common stock options	11,038,739	9,809,766
Warrants to purchase common stock	1,126,705	989,033
Total	76,638,111	55,491,852
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company for each of the nine months ended September 30:

	Nine Months Ended September 30,
	2021	2020
Numerator:
Net loss	$(83,892)	$(49,375)
Denominator:
Weighted-average common shares outstanding, basic and diluted	11,481,620	15,008,629
Net loss per share attributable to common stockholders, basic and diluted	$(7.31)	$(3.29)
NET LOSS PER SHARE
For periods in which the Company reports a net loss attributable to common stockholders, potentially dilutive securities have been excluded from the computation of diluted net loss per share as their effects would be anti-dilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders because including them would have had an anti-dilutive effect:

	December 31,
	2020	2019
Convertible preferred stock (as converted to common stock)	61,414,002	44,693,053
Outstanding options to purchase common stock	9,250,333	10,021,444
Warrants to purchase common stock	1,126,705	78,216
Total	71,791,040	54,792,713
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company for each of the years ended December 31:

	Years Ended December 31,
	2020	2019
Numerator:
Net loss	$(97,023)	$(9,334)
Loss on repurchase of convertible preferred stock	(11,053)	—
Net loss attributable to common stockholders	$(108,076)	$(9,334)
Denominator:
Weighted-average common shares outstanding, basic and diluted	14,761,577	14,760,682
Net loss per share attributable to common stockholders, basic and diluted	$(7.32)	$(0.63)